Consolidated Statements of Comprehensive Loss $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Profit or loss [abstract]
Net loss	$ (17,948)	$ (7,323)	$ (3,236)
Items that may be reclassified subsequently to net loss
Exchange differences on translation of foreign operations	1,554	(296)	282	$ (3)
Total other comprehensive (loss) income	1,554	(296)	282
Total comprehensive loss	$ (16,394)	$ (7,619)	$ (2,954)	$ (4,405)